Foreign currency assets and liabilities (Details) $ in Millions		Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)
Assets
Total assets		$ 155,794	$ 166,543
Liabilities
Total liabilities		333,879	350,308
Trade and Other Payables [Member]
Liabilities
Total liabilities		20,314	28,551
Borrowings [Member]
Liabilities
Total liabilities		312,512
ARGENTINA
Assets
Total trade and other receivables	[1]	2,018	4,429
Total restricted assets	[1]
Total investments in financial assets	[1]	4,549	6,183
Total derivative financial instruments	[1]	12	50
Total cash and cash equivalents	[1]	11,669	12,135
Total assets	[1]	18,248	22,797
Liabilities
Total trade and other payables	[1]	7,394	4,854
Total borrowings	[1]	36,764	38,938
Total liabilities	[1]	44,185	43,792
Trade And Other Receivables [Member]
Assets
Total assets		36,770
Derivative Financial Instruments [Member] | USD | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 174
Exchange rate	[1],[3]	42.26
Derivative Financial Liabilities	[1]	$ 7,344	4,678
Derivative Financial Instruments [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 856
Exchange rate	[1],[3]	42.26
Derivative Financial Liabilities	[1]	$ 36,159	38,938
Derivative Financial Instruments [Member] | USD | Related Parties [member] | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 14
Exchange rate	[1],[3]	42.26
Derivative Financial Liabilities	[1]	$ 605
Derivative Financial Instruments [Member] | Euros | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 1
Exchange rate	[1],[3]	47.99
Derivative Financial Liabilities	[1]	$ 36	137
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | USD
Assets
Amount	[1],[2]	$ 41
Peso exchange rate	[1],[3]	42.26
Derivative Financial Assets	[1]	$ 1,713	1,870
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Euros
Assets
Amount	[1],[2]	$ 3
Peso exchange rate	[1],[3]	47.99
Derivative Financial Assets	[1]	$ 138	278
Derivative Financial Instruments [Member] | Receivable [member] | USD | Related Parties [member]
Assets
Amount	[1],[2]	$ 4
Peso exchange rate	[1],[3]	42.46
Derivative Financial Assets	[1]	$ 167	2,281
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | USD
Assets
Amount	[1],[2]	$ 80
Peso exchange rate	[1],[3]	42.26
Derivative Financial Assets	[1]	$ 3,366	5,588
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | USD | Related Parties [member]
Assets
Amount	[1],[2]	$ 27
Peso exchange rate	[1],[3]	42.26
Derivative Financial Assets	[1]	$ 1,135	534
Derivative Financial Instruments [Member] | Investments In Financial Assets [Member] | Pounds
Assets
Amount	[1],[2]	$ 1
Peso exchange rate	[1],[3]	53.64
Derivative Financial Assets	[1]	$ 48	61
Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member] | USD
Assets
Amount	[1],[2]	$ 1
Peso exchange rate	[1],[3]	42.26
Derivative Financial Assets	[1]	$ 12	50
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [member] | USD
Assets
Amount	[1],[2]	$ 274
Peso exchange rate	[1],[3]	42.26
Derivative Financial Assets	[1]	$ 11,597	12,032
Derivative Financial Instruments [Member] | Cash And Cash Equivalents [member] | Euros
Assets
Amount	[1],[2]	$ 2
Peso exchange rate	[1],[3]	47.99
Derivative Financial Assets	[1]	$ 72	103
Derivative Financial Instruments [Member] | Payables [member] | USD | Related Parties [member]
Liabilities
Amount	[1],[2]	$ 0
Exchange rate	[1],[3]	42.26
Derivative Financial Liabilities	[1]	$ 14	39
Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member] | USD
Liabilities
Amount	[1],[2]	$ 1
Exchange rate	[1],[3]	42.26
Derivative Financial Liabilities	[1]	$ 27

[1]	Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group's functional currency at each year-end.
[2]	Exchange rate as of June 30, of each year according to Banco Nacion Argentina records.
[3]	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 13).